Stock Incentive Plans (Tables)	9 Months Ended
Sep. 30, 2012
Stock Incentive Plans [Abstract]
Schedule of Stock-Based Compensation Expense

Stock-based Compensation - The following table summarizes stock-based compensation expense (in thousands):

	Three Months ended September 30,		Nine months ended September 30,
	2011	2012	2011	2012
Stock-based compensation:
Research and development	$103	$34	$295	$186
Selling, general and administrative	13	(33)	393	159
Total stock-based compensation	$116	$1	$688	$345

Schedule of Stock Option Activity

The following table summarizes stock option activity during the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Outstanding December 31, 2011	578,257	$26.22
Options expired	(15,446)	60.43
Options forfeited	(204,438)	2.27
Outstanding at September 30, 2012	358,373	$38.41	5.9 years	$-
Exercisable at September 30, 2012	254,860	$52.71	4.6 years	$-